Consolidation, Basis of Presentation, Organization and Description of Business (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
The Reorganization

The Reorganization

Paycom Software, Inc. (“Software”) and its wholly-owned subsidiary, Payroll Software Merger Sub, LLC (“Merger Sub”) were formed as Delaware entities on October 31, 2013, and December 23, 2013, respectively, in anticipation of an initial public offering (“IPO”) and were wholly-owned subsidiaries of Paycom Payroll, LLC (“Paycom”) prior to December 31, 2013.

On January 1, 2014, we consummated a reorganization pursuant to which: (i) affiliates of Welsh, Carson, Anderson & Stowe, L.P. contributed WCAS Paycom Holdings, Inc. (“WCAS Holdings”) and WCAS CP IV Blocker, Inc. (“CP IV Blocker”), which collectively own all of the Series A Preferred Units of Paycom Payroll Holdings, LLC (“Holdings”), to Software in exchange for shares of common stock of Software and (ii) the owners of outstanding Series B Preferred Units of Holdings contributed their Series B Preferred Units of Holdings to Software in exchange for shares of common stock of Software. Immediately after these contributions, Merger Sub merged with and into Holdings with Holdings surviving the merger. Upon consummation of the merger, the remaining holders of outstanding common and incentive units of Holdings received shares of common stock of Software for their common and incentive units by operation of Delaware law and Holdings’ ownership interest in Software was cancelled. Outstanding common units, Series B Preferred Units and WCAS Holdings and CP IV Blocker were contributed to Software in exchange for, or converted into, 45,708,573 shares of common stock and 8,121,101 shares of restricted stock of Software. Following these transactions, all outstanding Series C Preferred Units were eliminated in an intercompany transaction between Holdings and WCAS Holdings, and we assumed the 14% Note due 2017 issued by WCAS Holdings (the “2017 Note”). Following the reorganization, Software became a holding company with its principal asset being the Series A Preferred Units of Holdings (collectively, the “2014 Reorganization”).

Software’s acquisition of WCAS Holdings and Holdings in the 2014 Reorganization represented transactions under common control and were required to be retrospectively applied to the financial statements for all prior periods when the financial statements were issued for a period that included the date the transactions occurred. This includes a retrospective presentation for all equity related disclosures, including share, per share, and restricted stock disclosures, which have been revised to reflect the effects of the 2014 Reorganization. Therefore, our consolidated financial statements are presented as if WCAS Holdings and Holdings were wholly-owned subsidiaries in periods prior to the 2014 Reorganization. The acquisition of CP IV Blocker was not deemed to be a reorganization under common control and therefore our historical consolidated financial statements for periods prior to January 1, 2014 include the ownership of a minority equity interest in CP IV Blocker, which was eliminated upon the acquisition of CP IV Blocker in the 2014 Reorganization on January 1, 2014.

Our unaudited interim condensed consolidated financial statements include the financial results of Software, WCAS Holdings, CP IV Blocker and Holdings, effective January 1, 2014. Intercompany balances and transactions were eliminated in consolidation.

Unless we state otherwise or the context otherwise requires, the terms “we,” “us,” “our” and the “Company” refer, prior to the 2014 Reorganization, to Holdings, Holdings’ consolidated subsidiaries and WCAS Holdings collectively, and after the 2014 Reorganization, to Software and its consolidated subsidiaries.

The Reorganization

Paycom Software, Inc. (“Software”) and its wholly-owned subsidiary, Payroll Software Merger Sub, LLC (“Merger Sub”) were formed as Delaware entities on October 31, 2013, and December 23, 2013, respectively, in anticipation of an initial public offering (“IPO”) and were wholly-owned subsidiaries of Paycom Payroll, LLC (“Paycom”) prior to December 31, 2013.

On January 1, 2014, we consummated a reorganization pursuant to which: (i) affiliates of Welsh, Carson, Anderson & Stowe, L.P. contributed WCAS Paycom Holdings, Inc. (“WCAS Holdings”) and WCAS CP IV Blocker, Inc. (“CP IV Blocker”), which collectively own all of the Series A Preferred Units of Paycom Payroll Holdings, LLC (“Holdings”), to Software in exchange for shares of common stock of Software and (ii) the owners of outstanding Series B Preferred Units of Holdings contributed their Series B Preferred Units of Holdings to Software in exchange for shares of common stock of Software. Immediately after these contributions, Merger Sub merged with and into Holdings with Holdings surviving the merger. Upon consummation of the merger, the remaining holders of outstanding common and incentive units of Holdings received shares of common stock of Software for their common and incentive units by operation of Delaware law and Holdings’ ownership interest in Software was cancelled. Outstanding common units, Series B Preferred Units and WCAS Holdings and CP IV Blocker were contributed to Software in exchange for, or converted into, 45,708,573 shares of common stock and 8,121,101 shares of restricted stock of Software. Following these transactions, all outstanding Series C Preferred Units were eliminated in an intercompany transaction between Holdings and WCAS Holdings, and we assumed the 14% Note due 2017 issued by WCAS Holdings (the “2017 Note”). Following the reorganization, Software became a holding company with its principal asset being the Series A Preferred Units of Holdings (collectively, the “2014 Reorganization”).

Software’s acquisition of WCAS Holdings and Holdings in the 2014 Reorganization represented transactions under common control and were required to be retrospectively applied to the financial statements for all prior periods when the financial statements were issued for a period that included the date the transactions occurred. This includes a retrospective presentation for all equity related disclosures, including share, per share, and restricted stock disclosures, which have been revised to reflect the effects of the 2014 Reorganization. Therefore, our consolidated financial statements are presented as if WCAS Holdings and Holdings were wholly-owned subsidiaries in periods prior to the 2014 Reorganization. The acquisition of CP IV Blocker was not deemed to be a reorganization under common control and therefore our historical consolidated financial statements include the ownership of a minority equity interest in CP IV Blocker, which was eliminated upon the acquisition of CP IV Blocker in the 2014 Reorganization on January 1, 2014.

Unless we state otherwise or the context otherwise requires, the terms “we,” “us,” “our” and the “Company” refer, prior to the 2014 Reorganization, to Holdings, Holdings’ consolidated subsidiaries and WCAS Holdings collectively and, after the 2014 Reorganization, to Software and its consolidated subsidiaries.

Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial statements that permit reduced disclosure for interim periods. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments necessary to fairly present our condensed consolidated financial position as of September 30, 2014 and December 31, 2013, our condensed consolidated results of operations for the nine months ended September 30, 2014 and 2013 and our condensed consolidated cash flows for the nine months ended September 30, 2014 and 2013. Such adjustments are of a normal recurring nature. The information in this prospectus should be read in conjunction with our consolidated financial statements for the years ended December 31, 2013 and 2012 included elsewhere in this prospectus.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the useful life for long-lived and intangible assets, the life of our client relationships, the fair market value of our equity incentive awards and the fair value of our financial instruments. These estimates are based on historical experience where applicable and other assumptions that management believes are reasonable under the circumstances. As such, actual results could materially differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the useful life for long-lived and intangible assets, the life of our client relationships, the fair market value of our equity incentive awards and the fair value of our financial instruments. These estimates are based on historical experience where applicable and other assumptions that management believes are reasonable under circumstances. As such, actual results could materially differ from these estimates.

Segment Information

Segment Information

We operate in a single operating segment and a single reporting segment and all required financial segment information is presented in the condensed consolidated financial statements.

Segment Information

We operate in a single operating segment and a single reporting segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief executive officer in deciding how to allocate resources and assessing performance. Our chief executive officer allocates resources and assesses performance based upon financial information at the consolidated level. Since we operate in one operating segment, all required financial segment information is presented in the consolidated financial statements.

Recently Adopted and Issued Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance which requires entities to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. We adopted this new guidance during the nine months ended September 30, 2014, which did not have a material impact on our condensed consolidated financial statements.

In May 2014, the FASB issued authoritative guidance which included a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is not permitted. Accordingly, the standard is effective for us on January 1, 2017. We are currently evaluating the impact that the standard will have on our condensed consolidated financial statements.

In June 2014, the FASB issued authoritative guidance for share-based payments which requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Accordingly, the standard is effective for us on January 1, 2016. We do not anticipate that the adoption of this standard will have a material impact on our condensed consolidated financial statements.

Recently Adopted and Issued Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance which adds new disclosure requirements for items reclassified out of Accumulated Other Comprehensive Income (“AOCI”). The update requires that an entity present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of AOCI based on its source and the income statement line items affected by the reclassification. The amendment is effective for fiscal years and interim periods beginning on after December 15, 2012. We adopted this new guidance for the year ended December 31, 2013, which did not have a material impact on our consolidated financial statements.

In February 2013, the FASB issued authoritative guidance, which added new disclosure requirements to measure obligations resulting from joint and several liability arrangement for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date and disclose the arrangements and the total outstanding amount of obligation for all joint parties. These disclosures are in addition to existing related party disclosure requirements. The amendment is effective for fiscal years and interim periods beginning after December 15, 2013 and we do not expect the adoption of such guidance to have a material impact on our consolidated financial statements.

In July 2013, the FASB issued authoritative guidance which requires entities to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. We adopted this new guidance for the year ended December 31, 2013, which did not have a material impact on our consolidated financial statements.

In May 2014, the FASB issued authoritative guidance which included a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is not permitted. Accordingly, the standard is effective for us on January 1, 2017. We are currently evaluating the impact that the standard will have on our consolidated financial statements.

In June 2014, the FASB issued authoritative guidance for share-based payments which requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Accordingly, the standard is effective for us on January 1, 2016. We do not anticipate that the adoption of this standard will have a material impact on our consolidated financial statements.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

Our consolidated financial statements include the financial results of Software, Holdings, Paycom and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”). Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain reclassifications were made to the 2012 and 2011 consolidated financial statements to conform to the 2013 presentation. These reclassifications were not material to the financial statements and had no effect on the consolidated stockholders’ equity or net income (loss).

Cash Equivalents

Cash Equivalents

We consider all highly liquid debt instruments purchased with a maturity of three months or less and money market mutual funds to be cash equivalents. We maintain cash and cash equivalents in bank deposit accounts and money market funds, which may not be federally insured. The fair value of our cash and cash equivalents approximates carrying value. As of December 31, 2013 and 2012, all amounts were held in deposit on demand. We have not experienced any losses in such accounts and do not believe there is exposure to any significant credit risk on such accounts.

Restricted Cash

Restricted Cash

Restricted cash in our consolidated balance sheets primarily consists of cash held in restricted accounts due to requirements under an existing office building lease and our corporate building loan agreements. As of both December 31, 2013 and 2012, we had restricted cash of $0.4 million.

Accounts Receivable

Accounts Receivable

We generally collect revenue from our customers via automatic deduction from clients’ bank accounts at the time processing occurs. Accounts receivable on our consolidated balance sheets consists primarily of revenue fees related to the last day of the period, which are collected on the following business day. As accounts receivable are collected via automatic deduction on the following business day, the Company has not recorded an allowance for doubtful accounts.

Deferred offering costs

Deferred offering costs

Deferred offering costs represent legal, accounting and other direct costs related to our efforts to raise capital through an IPO. Costs related to IPO activities were deferred until the completion of the IPO, at which time they were offset against the IPO proceeds. As of December 31, 2013, we had capitalized $0.6 million associated with IPO activities and included such amount in prepaid expenses on the consolidated balance sheets. There were no deferred offering costs capitalized as of December 31, 2012.

Inventory

Inventory

Our inventory consists of five types of time clocks sold to clients as part of our time and attendance services and are stated at the lower of cost or market. Cost is determined using the first-in first-out (“FIFO”) cost method.

Time clocks are purchased as finished goods from a third party and as such we do not have any inventory classified as raw materials or work in process inventory. Rental clocks issued to clients under month-to-month operating leases are classified as property, plant, and equipment. We retain inventory in certain lines primarily as replacements for those clients who use the various clocks and have determined that no write-downs for obsolete items was required based on inventory turnover and our historical experience during the years ended December 31, 2013, 2012 and 2011.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation. Depreciation is determined using the straight line method over the estimated useful lives of the assets as follows:

Office equipment and furniture & fixtures	5 years
Computer equipment and software	3 years
Buildings	30 years
Leasehold improvements	3 years
Rental clocks	5 years
Vehicles	3 years

Our leasehold improvements are depreciated over the shorter of their estimated useful lives or the related lease terms. Costs incurred during construction of long-lived assets are recorded as construction in progress and are not depreciated until the asset is placed in service.

We capitalize interest incurred related to construction in progress. For the years ended December 31, 2013, 2012 and 2011, we incurred interest costs of $2.6 million, $2.0 million and $0.4 million, respectively. For the years ended December 31, 2013, 2012 and 2011, interest expense of $0.1 million, less than $0.1 million and $0.3 million, respectively, was capitalized.

Internal Use Software

Internal Use Software

Expenditures for major software purchases and software developed or obtained for internal use are capitalized and amortized over a three-year period on a straight-line basis. Capitalized costs include external direct costs of materials and services associated with developing or obtaining internal use computer software and certain payroll and payroll-related costs for employees who are directly associated with internal use computer software projects. The amount of payroll costs that are capitalized with respect to these employees is limited to the time directly spent on such projects. Costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred. We also expense internal costs related to minor upgrades and enhancements, as it is impractical to separate these costs from normal maintenance activities.

The total capitalized payroll costs related to internal use computer software projects was $1.2 million and $0.6 million as of December 31, 2013 and 2012, respectively, which have been included in property, plant and equipment. Amortization expense related to capitalized software costs of $0.6 million, $0.4 million and $0.4 million was charged to expense for the years ended December 31, 2013, 2012 and 2011, respectively.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is not amortized, but is instead tested for impairment annually, or earlier if, at the reporting unit level, an indicator of impairment arises. The estimates and assumptions about future results of operations and cash flows made in connection with the impairment testing could differ from future actual results of operations and cash flows. If impairment exists, a write-down to fair value (normally measured by discounting estimated future cash flows) is recorded. Our business is largely homogeneous and, as a result, goodwill is associated with one reporting unit. We have selected June 30 as our annual goodwill impairment testing date and determined there was no impairment as of June 30, 2013. For the years ended December 31, 2013, 2012 and 2011, there were no indicators of impairment. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including intangible assets with finite lives, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset. We have determined that there was no impairment of long-lived assets for the years ended December 31, 2013, 2012 and 2011.

Funds Held for Clients and Client Funds Obligation

Funds Held for Clients and Client Funds Obligation

As part of our payroll and tax filing application, we collect funds for federal, state and local employment taxes from clients, handle applicable regulatory tax filings, correspondence and amendments, remit the funds to appropriate tax agencies, and handle other employer-related services. Amounts collected by us from clients for their federal, state and local employment taxes earn interest during the interval between receipt and disbursement, as we invest these funds in money market funds and certificates of deposit. The interest earned from these investments is included in the consolidated statements of income as other income, net. These investments are shown in the consolidated balance sheets as funds held for clients, and the offsetting liability for the tax filings is shown as client funds obligation.

As of December 31, 2013 and 2012, the funds held for clients were invested in demand deposits, short-term certificates of deposit and money market funds.

Revenue Recognition

Revenue Recognition

Our total revenue is comprised of recurring revenues and implementation and other revenues. We recognize revenue in accordance with accounting standards for software and service companies when all of the following criteria have been met:

•	There is persuasive evidence of an arrangement;

•	The service has been or is being provided to the client;

•	Collection of the fees is reasonably assured; and

•	The amount of fees to be paid by the client is fixed or determinable.

Recurring

Recurring revenues are derived primarily from our talent acquisition, time and labor management, payroll, talent management and human resources applications. Talent acquisition includes application tracking, employment and background checks, on/off-boarding, e-verify and tax credit services. Time and labor management includes time and attendance, scheduling, time-off requests, labor allocation and labor management reports. Payroll includes payroll and tax management, paycom pay, expense management and garnishment management. Talent management includes employee self-service, compensation budgeting, performance management and executive dashboard. Human resources management includes document management, government and compliance, benefits and COBRA administration and personnel action forms.

The services related to recurring revenues are rendered during each client’s payroll period, with the agreed-upon fee being charged and collected as part of our processing of the client’s payroll. Recurring revenues are recognized at the conclusion of processing of each client’s payroll-period, when each respective payroll client is billed. Collectability is reasonably assured as the fees are collected through an Automated Clearing House (“ACH”) as part of the client’s payroll cycle or through direct wire transfer, which minimizes the default risk.

Implementation and other

Implementation and other revenues represent non-refundable conversion fees which are charged to new clients to offset the expense of new client set-up and revenue from the sale of time clocks as part of our employee time and attendance services. Because these conversion fees and sale of time clocks relate to our recurring revenue, we have evaluated such arrangements under the accounting guidance that governs multiple element arrangements.

For arrangements with multiple elements, we evaluate whether each element represents a separate unit of accounting. In order to treat deliverables in a multiple element arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have stand-alone value upon delivery, we account for each deliverable separately and revenue is recognized for the respective deliverables as they are delivered. If one or more of the deliverables does not have stand-alone value upon delivery, the deliverables that do not have stand-alone value are generally combined with the final deliverable within the arrangement and treated as a single unit of accounting.

When multiple deliverables included in an arrangement are separable into different units of accounting, the arrangement consideration is allocated to the identified separate units of accounting based on their relative selling price. Multiple deliverable arrangements accounting guidance provides a hierarchy to use when determining the relative selling price for each unit of accounting. Vendor-specific objective evidence (“VSOE”) of selling price, based on the price at which the item is regularly sold by the vendor on a stand-alone basis, should be used if it exists. If VSOE of selling price is not available, third-party evidence (“TPE”) of selling price is used to establish the selling price if it exists, and if not it would be based on our best estimate of selling price.

For the years ended December 31, 2013, 2012 and 2011, we have determined that there is no stand-alone value associated with the upfront conversion fees as they do not have value to our clients on a stand-alone basis nor are they offered as an individual service; therefore, the conversion fees are deferred and recognized ratably over the estimated life of our clients, which we have estimated to be ten years.

For the years ended December 31, 2013, 2012, and 2011, we have determined that the revenues from the employee time and attendance services, and the revenues from the sale of time clocks as part of our time and attendance services, have VSOE of selling price as they are sold on a stand-alone basis. Revenue is therefore recognized for the respective deliverables as they are delivered.

Cost of Revenues

Cost of Revenues

Our costs and expenses applicable to total revenues represent total operating expenses and systems support and technology costs, including labor and related expenses, bank fees, shipping fees and costs of paper stock, envelopes, etc. In addition, costs included to derive gross margins are comprised of support labor and related expenses, related hardware costs and applicable depreciation costs.

Advertising Costs

Advertising Costs

Advertising costs are expensed the first time that advertising takes place. Advertising costs for the years ended December 31, 2013, 2012 and 2011 were $3.4 million, $2.3 million and $1.7 million, respectively.

Sales Taxes

Sales Taxes

We collect and remit sales tax on sales of time and attendance clocks and on payroll services in certain states. These taxes are shown on a net basis, and as such, excluded from revenue. For the years ended December 31, 2013, 2012 and 2011, sales taxes collected and remitted were $2.2 million, $1.6 million and $1.1 million, respectively.

Employee Stock-Based Compensation

Employee Stock-Based Compensation

All stock-based compensation awards to employees are recognized pro rata over the respective vesting period as compensation costs in the consolidated statements of income based on their fair values measured as of the date of grant.

Income Taxes

Income Taxes

Our consolidated financial statements include a provision for income taxes incurred for WCAS Holdings for the anticipated tax consequences of the reported results of operations using the asset and liability method. Under this method, we recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. We record a valuation allowance to reduce our deferred tax assets to the net amount that we believe is more likely than not to be realized.

Prior to the 2014 Reorganization, we operated under Holdings as a limited liability company (“LLC”) that was taxed as a partnership. Business income passed through the business to the LLC members, who reported their share of profits or losses on their respective income tax returns.

We file income tax returns in the U.S. and various state jurisdictions. We evaluate tax positions taken or expected to be taken in the course of preparing our tax returns and disallow the recognition of tax positions not deemed to meet a “more-likely-than-not” threshold of being sustained by the applicable tax authority. We do not believe there are any tax positions taken within the consolidated financial statements that would not meet this threshold. Our policy is to record interest and penalties, if any, related to uncertain tax positions as a component of general and administrative expenses. We are not aware of any ongoing or potential examinations as of December 31, 2013. However, the tax years 2010 through 2013 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions.